RELATED PARTY TRANSACTION - Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Randsdale Resources Limited
RELATED PARTY TRANSACTION
Ownership percentage	15.00%
44 to 24 Pte Ltd | Sale of merchandise, management fee and royalty fee
RELATED PARTY TRANSACTION
Amount of related party transactions	$ 3	$ 4	$ 3
Allegiance (Clementi) Pte Ltd | Sale of merchandise, management fee and royalty fee
RELATED PARTY TRANSACTION
Amount of related party transactions	41	38	30
Allegiance (Clementi) Pte Ltd | Service fee revenue
RELATED PARTY TRANSACTION
Amount of related party transactions		2
Allegiance (Clementi) Pte Ltd | Purchase of service
RELATED PARTY TRANSACTION
Amount of related party transactions	3
Allegiance (Jurong East) Pte Ltd | Sale of merchandise, management fee and royalty fee
RELATED PARTY TRANSACTION
Amount of related party transactions	41	38	31
Allegiance (Jurong East) Pte Ltd | Service fee revenue
RELATED PARTY TRANSACTION
Amount of related party transactions			3
Mulberry Learning Centre @ CBP Pte Ltd | Sale of merchandise, management fee and royalty fee
RELATED PARTY TRANSACTION
Amount of related party transactions		15
Mulberry Learning Centre @ CBP Pte Ltd | Service fee revenue
RELATED PARTY TRANSACTION
Amount of related party transactions		6
Mulberry Learning Centre @ CBP Pte Ltd | Purchase of service
RELATED PARTY TRANSACTION
Amount of related party transactions	3	12
Mulberry Learning Centre Central Pte Ltd | Sale of merchandise, management fee and royalty fee
RELATED PARTY TRANSACTION
Amount of related party transactions	13	265	365
Mulberry Learning Centre Central Pte Ltd | Service fee revenue
RELATED PARTY TRANSACTION
Amount of related party transactions	11	29	81
Mulberry Learning Centre Central Pte Ltd | Purchase of service
RELATED PARTY TRANSACTION
Amount of related party transactions	203	245	11
The Sunbird Child Development Centre Pte Ltd | Sale of merchandise, management fee and royalty fee
RELATED PARTY TRANSACTION
Amount of related party transactions	9
The Sunbird Child Development Centre Pte Ltd | Service fee revenue
RELATED PARTY TRANSACTION
Amount of related party transactions	2
Strategic Eduhub Pte Ltd | Sale of merchandise, management fee and royalty fee
RELATED PARTY TRANSACTION
Amount of related party transactions	4	$ 45	$ 43
Strategic Eduhub Pte Ltd | Purchase of service
RELATED PARTY TRANSACTION
Amount of related party transactions	$ 4